UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07470

EAGLE SERIES TRUST
 (Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

RICHARD J. ROSSI, PRESIDENT
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
FRANCINE J. ROSENBERGER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Item 1. Schedule of Investments

Investment Portfolios
(UNAUDITED) | 07.31.2011

EAGLE INTERNATIONAL EQUITY FUND

Common stocks-97.5%	Shares	Value
Australia-2.8%
Asciano Ltd.	81,803	$149,749
MAp Group	166,783	598,527
Newcrest Mining Ltd.	24,224	1,052,524

Austria-1.2%
Erste Group Bank AG	15,381	733,306

Brazil-0.9%
Diagnosticos da America SA	13,327	164,563
Embraer SA, Sponsored ADR	7,830	231,142
Hypermarcas SA	19,980	151,249

Britain-11.6%
AMEC PLC	10,295	177,196
ARM Holdings PLC	26,812	257,022
BG Group PLC	48,437	1,139,329
BHP Billiton PLC	34,491	1,295,874
Burberry Group PLC	10,276	250,594
Cairn Energy PLC*	42,752	257,771
Compass Group PLC	33,210	311,456
Diageo PLC	15,830	321,854
Hikma Pharmaceuticals PLC	28,738	320,829
HSBC Holdings PLC	36,639	357,846
Premier Oil PLC*	36,400	241,268
Reckitt Benckiser Group PLC	5,742	324,463
Rio Tinto PLC	15,466	1,079,655
Rolls-Royce Holdings PLC	28,024	298,528
Smith & Nephew PLC	18,238	191,315
Vodafone Group PLC	187,884	529,453

Canada-7.0%
Barrick Gold Corporation	18,175	866,473
Cenovus Energy, Inc.	8,585	330,030
Goldcorp, Inc.	7,590	362,957
Ivanhoe Mines Ltd./CA*	26,697	699,104
Pan American Silver Corporation	4,379	132,133
Potash Corporation of Saskatchewan, Inc.	18,152	1,047,950
Silver Wheaton Corporation	2,604	93,782
Suncor Energy, Inc.	23,873	914,992

China-7.5%
Anhui Conch Cement Company Ltd., Class H	23,500	109,697
Baidu, Inc./China, Sponsored ADR*	7,339	1,152,737
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd., Class H	219,400	434,019
China National Building Material Company Ltd., Class H	94,000	188,127
Ctrip.com International Ltd., Sponsored ADR*	20,568	948,185
Dongfeng Motor Group Company Ltd., Class H	154,000	305,655
Focus Media Holding Ltd., Sponsored ADR*	3,038	99,920
Golden Eagle Retail Group Ltd.	131,000	323,729
Intime Department Store Group Co. Ltd.	199,000	334,525
Lianhua Supermarket Holdings Company Ltd., Class H	63,400	139,385
Tingyi Cayman Islands Holding Corporation	88,000	273,244
Wumart Stores, Inc., Class H	106,500	267,426
Zhuzhou CSR Times Electric Company Ltd., Class H	71,000	210,313

Czech-0.7%
Komercni Banka AS	1,934	432,104

Denmark-2.3%
Carlsberg AS, Class B	6,040	594,115
Novo Nordisk AS, Class B	7,139	874,329

Finland-0.4%
Fortum Oyj	5,033	132,856
Stora Enso Oyj, Class R	6,217	53,324
UPM-Kymmene Oyj	3,481	54,289

France-6.6%
BNP Paribas	5,663	366,113
CFAO	5,299	226,592
Cie Generale d'Optique Essilor International SA	10,490	840,607
Danone	6,958	495,082
Eutelsat Communications	4,298	185,328
Iliad SA	759	97,248
LVMH Moet Hennessy Louis Vuitton SA	4,384	800,141
PPR	2,177	401,057
Schneider Electric SA	3,752	540,682
Technip SA	2,374	258,766

Germany-6.1%
Allianz SE	1,292	169,051
Bayerische Motoren Werke AG	963	96,612
Bilfinger Berger SE	635	62,605
Brenntag AG	1,395	142,282
Daimler AG	9,236	672,319
Fraport AG	18,165	1,456,057
Fresenius SE	7,781	833,508
HeidelbergCement AG	4,901	269,673
Henkel AG & Co. KGaA	356	19,389
Siemens AG	1,278	164,134

Greece-0.5%
Coca Cola Hellenic Bottling Company SA*	12,010	310,706

Hong Kong-5.9%
Belle International Holdings Ltd.	432,000	948,553
China Merchants Holdings International Company Ltd.	82,585	292,590
China Resources Enterprise Ltd.	152,000	660,170
Geely Automobile Holdings Ltd.	720,000	286,622
Hang Lung Properties Ltd.	338,000	1,253,279
Li & Fung Ltd.	162,000	270,305
The United Laboratories International Holdings Ltd.	54,000	55,726

India-5.7%
Axis Bank Ltd., Sponsored GDR	33,502	1,005,060
Dr Reddy's Laboratories Ltd., Sponsored ADR	10,263	365,979
HDFC Bank Ltd., Sponsored ADR	14,219	494,252
Larsen & Toubro Ltd., Sponsored GDR	31,611	1,239,151
Mahindra & Mahindra Ltd., Sponsored GDR	23,976	387,402
State Bank of India, Sponsored GDR	1,492	165,314

Ireland-1.6%
CRH PLC	21,934	429,008
Shire PLC	10,058	348,327
WPP PLC	22,441	253,329

Israel-0.3%
Teva Pharmaceutical Industries Ltd., Sponsored ADR	4,581	213,658

Italy-1.7%
Buzzi Unicem SpA*	11,527	134,784
Fiat Industrial SpA*	33,732	445,426
Saipem SpA	10,117	525,653

Japan-9.5%
Aisin Seiki Company Ltd.	3,301	127,854
Asahi Glass Company Ltd.	17,000	196,810
Canon, Inc.	4,973	241,840
Daikin Industries Ltd.	990	35,223
Denso Corporation	3,211	114,488
Fanuc Ltd.	3,200	606,207
Honda Motor Company Ltd.	10,390	414,908
Isuzu Motors Ltd.	64,000	319,231
ITOCHU Corporation	22,100	256,031
KDDI Corporation	29	215,772
Komatsu Ltd.	19,600	611,531
Mitsubishi Corporation	9,900	265,731
Mitsubishi Electric Corporation	19,000	224,353
Mitsui & Company Ltd.	3,700	69,816
Nissan Motor Company Ltd.	26,800	286,773
Nitto Denko Corporation	1,100	53,051
SMC Corporation	1,400	257,668
Softbank Corporation	6,700	261,472
Suzuki Motor Corporation	15,600	362,316
Toyota Motor Corporation	12,041	492,810
Unicharm Corporation	13,916	629,053

Luxembourg-0.8%
L'Occitane International SA*	107,014	294,524
SES SA FDR	6,723	181,729

Macau-1.3%
Sands China Ltd.*	150,400	454,420
Wynn Macau Ltd.	102,400	359,154

Mexico-0.3%
Grupo Financiero Banorte, SAB de CV, Class O	41,869	183,353

Netherlands-3.0%
ASML Holding NV	2,687	95,533
Heineken NV	4,907	290,001
ING Groep NV*	48,567	519,576
Royal Dutch Shell PLC, Class A	27,540	1,003,482

Norway-0.2%
Marine Harvest ASA	249,947	145,485

Portugal-0.2%
Jeronimo Martins SGPS SA	6,403	124,990

Russian Federation-7.0%
Magnit OJSC, Sponsored GDR	6,682	204,635
NovaTek OAO, Sponsored GDR	2,194	338,370
O'Key Group S.A., Sponsored GDR*	13,270	120,123
Pharmstandard OJSC, Sponsored GDR*	5,726	132,843
Rosneft Oil Company, Sponsored GDR	90,171	761,528
Sberbank	482,980	1,768,673
VTB Bank OJSC, Sponsored GDR	194,409	1,157,282

South Africa-0.6%
Shoprite Holdings Ltd.	23,266	362,097

South Korea-2.2%
Celltrion, Inc.	18,782	855,104
Hyundai Motor Company	2,370	527,275

Sweden-1.5%
Atlas Copco AB, Class A	11,786	277,185
Elekta AB, Class B	8,782	403,709
Volvo AB, Class B	18,339	294,946

Switzerland-5.1%
Dufry Group*	3,755	443,940
Flughafen Zuerich AG	327	150,610
Nobel Biocare Holding AG*	12,621	241,505
Swiss Re Ltd.*	3,711	208,925
Syngenta AG*	2,006	639,758
The Swatch Group AG	941	508,740
UBS AG*	11,331	187,137
Xstrata PLC	42,029	883,096

Taiwan-2.2%
HTC Corporation	47,040	1,399,675

United Arab Emirates-0.8%
Dragon Oil PLC	56,975	492,639
Total common stocks (cost $49,175,227)		62,048,433

Preferred stocks-1.6%
Germany-1.6%
Henkel AG & Co. KGaA	2,562	173,097
Volkswagen AG	4,182	835,643
Total preferred stocks (cost $641,199)		1,008,740

Investment companies-0.7%
United States-0.7%
Market Vectors - Gold Miners ETF	5,485	312,316
SPDR Gold Trust ETF*	1,030	163,162
Total investment companies (cost $433,047)		475,478

Total investment portfolio (cost $50,249,473) 99.8%		63,532,651

Other assets in excess of liabilities 0.2%		108,273

Total net assets 100.0%		$63,640,924

*	Non-income producing security

ADR—American depository receipt
ETF—Exchange-traded fund FDR—Fiduciary depository receipt
GDR—Global depository receipt

Sector allocation

Sector	Percent of net assets

Consumer, cyclical	18.2%

Consumer, non-cyclical	17.0%

Financial	14.3%

Industrial	13.9%

Basic materials	13.4%

Energy	10.1%

Communications	8.3%

Diversified	2.8%

Technology	0.9%

Funds	0.7%

Utilities	0.2%

Forward foreign currency contracts outstanding

Contract to deliver		Counterparty	In exchange for		Delivery date	Unrealized appreciation (depreciation)
EUR	448,528	Credit Suisse First Boston	USD	644,764	09/21/11	(1,036)

EUR	659,179	Credit Suisse First Boston	USD	936,588	09/21/11	9,466

JPY	54,645,113	JP Morgan Chase	USD	681,191	09/21/11	29,078

USD	1,379,411	Credit Suisse First Boston	EUR	961,246	09/21/11	(168)

USD	927,704	Credit Suisse First Boston	EUR	663,378	09/21/11	(24,377)

USD	873,796	Deutsche Bank AG	EUR	608,779	09/21/11	76

USD	952,728	Deutsche Bank AG	EUR	680,444	09/21/11	(23,844)
		Net unrealized depreciation				$(10,805)

EUR—Euro
JPY—Japanese Yen
USD—United States Dollar

Industry allocation

Industry	Value	Percent of net assets
Banks	$6,850,440	10.8%

Mining	6,465,598	10.2%

Auto manufacturers	5,727,938	9.0%

Oil & gas	5,479,409	8.6%

Engineering & construction	3,506,950	5.5%

Retail	3,454,562	5.4%

Telecommunications	2,773,429	4.4%

Healthcare products	2,510,644	3.9%

Pharmaceuticals	2,462,940	3.9%

Internet	2,198,170	3.4%

Chemicals	1,883,041	3.0%

Food	1,865,041	2.9%

Holding companies - diversified	1,752,901	2.8%

Beverages	1,516,676	2.4%

Building materials	1,363,322	2.1%

Machinery - construction & mining	1,322,735	2.1%

Real estate	1,253,279	2.0%

Electrical components & equipment	975,348	1.5%

Oil & gas services	961,615	1.5%

Cosmetics/personal care	923,577	1.4%

Insurance	897,552	1.4%

Distribution/wholesale	861,883	1.3%

Biotechnology	855,104	1.3%

Lodging	813,574	1.3%

Machinery-diversified	606,207	0.9%

Aerospace/defense	529,670	0.8%

Household products/wares	516,949	0.8%

Advertising	353,249	0.6%

Semiconductors	352,555	0.5%

Equity fund	312,316	0.5%

Food service	311,456	0.5%

Hand/machine tools	257,668	0.4%

Apparel	250,594	0.4%

Auto parts & equipment	242,342	0.4%

Office/business equipment	241,840	0.4%

Healthcare services	164,563	0.3%

Miscellaneous manufacturer	164,134	0.3%

Commodity fund	163,162	0.3%

Transportation	149,749	0.2%

Electric	132,856	0.2%

Forest products & paper	107,613	0.2%

Total investment portfolio	$63,532,651	99.8%

The accompanying notes are an integral part of the Investment Portfolios.      |

Investment Portfolios
(UNAUDITED) | 07.31.2011

EAGLE INVESTMENT GRADE BOND FUND

Corporate bonds—48.4%	Principal amount (in thousands)	Value

Domestic—41.3%
Aerospace/defense—1.1%
United Technologies Corporation, 5.38%, 12/15/17	$1,000	$1,178,656

Auto parts & equipment—0.2%
Johnson Controls, Inc., FRN, 0.67%, 02/04/14	250	250,684

Banks—1.7%
Northern Trust Corporation, 3.45%, 11/04/20	1,000	995,805
US Bancorp, 4.13%, 05/24/21	750	770,821

Beverages—2.9%
Anheuser-Busch InBev Worldwide, Inc., FRN, 0.98%, 03/26/13	2,000	2,016,492
Dr Pepper Snapple Group, Inc., 2.90%, 01/15/16	1,000	1,034,329

Biotechnology—2.2%
Celgene Corporation, 2.45%, 10/15/15	1,000	1,012,454
Gilead Sciences, Inc., 4.50%, 04/01/21	1,250	1,304,406

Chemicals—0.5%
Air Products & Chemicals, Inc., 2.00%, 08/02/16	500	500,758

Computers—2.4%
Hewlett-Packard Company, FRN, 0.37%, 09/13/12	1,500	1,501,317
International Business Machines Corp., 1.95%, 07/22/16	1,000	1,002,452

Diversified financial services—2.1%
BlackRock, Inc., Series 2, 5.00%, 12/10/19	1,000	1,084,926
CME Group Index Services LLC, 144A, 4.40%, 03/15/18	1,000	1,072,189

Electric—5.0%
Exelon Generation Company LLC, 5.20%, 10/01/19	495	529,475
Georgia Power Company, FRN, 0.57%, 03/15/13	2,000	2,004,352
NextEra Energy Capital Holdings, Inc., 2.55%, 11/15/13	1,000	1,023,607
PSEG Power LLC, 2.50%, 04/15/13	1,000	1,019,183
Virginia Electric and Power Company, Series A, 5.40%, 01/15/16	500	575,761

Food—0.5%
Hormel Foods Corporation, 4.13%, 04/15/21	500	527,474

Forest products & paper—1.0%
Plum Creek Timberlands LP, 4.70%, 03/15/21	1,000	1,019,105

Gas—0.7%
Sempra Energy, 9.80%, 02/15/19	550	753,426

Healthcare products—2.8%
CR Bard, Inc., 4.40%, 01/15/21	750	797,504
Baxter International, Inc., 5.38%, 06/01/18	1,000	1,150,402
Becton, Dickinson and Company, 3.25%, 11/12/20	1,000	979,300

Insurance—3.2%
AON Corporation, 3.50%, 09/30/15	1,000	1,044,556
Berkshire Hathaway, Inc., FRN, 0.70%, 02/11/13	2,000	2,013,060
Marsh & McLennan Cos., Inc., 4.80%, 07/15/21	250	252,497

Internet—2.0%
Google, Inc., 3.63%, 05/19/21	1,000	1,030,952
Symantec Corporation, 2.75%, 09/15/15	1,000	1,010,176

Mining—1.1%
Newmont Mining Corporation, 5.13%, 10/01/19	1,000	1,100,799

Pharmaceuticals—3.9%
Allergan, Inc./United States, 3.38%, 09/15/20	750	743,700
Express Scripts, Inc., 6.25%, 06/15/14	1,000	1,123,762
McKesson Corporation, 5.70%, 03/01/17	1,000	1,166,297
Merck & Company, Inc., 2.25%, 01/15/16	1,000	1,023,991

Retail—1.2%
McDonald's Corporation, 5.80%, 10/15/17	1,000	1,201,892

Semiconductors—2.0%
Broadcom Corporation, 144A, 1.50%, 11/01/13	1,000	1,004,265
Texas Instruments, Inc., 2.38%, 05/16/16	1,000	1,024,486

Software—2.8%
Fiserv, Inc., 3.13%, 10/01/15	1,000	1,031,415
Microsoft Corporation, 2.95%, 06/01/14	1,000	1,062,305
Oracle Corporation, 144A, 3.88%, 07/15/20	750	775,933

Telecommunications—1.0%
AT&T Corporation, 7.30%, 11/15/11	751	765,300
Verizon Communications, Inc., 6.35%, 04/01/19	250	300,988

Transportation—1.0%
Norfolk Southern Corporation, 5.90%, 06/15/19	600	709,883
Union Pacific Corporation, 5.70%, 08/15/18	250	290,679

Total domestic corporate bonds (cost $41,837,235)		42,781,814

Foreign—7.1%
Banks—3.0%
Credit Suisse, FRN, 1.21%, 01/14/14	500	500,287
Royal Bank of Canada, 2.88%, 04/19/16	1,500	1,560,214
The Toronto-Dominion Bank, 2.50%, 07/14/16	1,000	1,016,431

Chemicals—0.5%
Potash Corp of Saskatchewan, Inc., 3.25%, 12/01/17	500	517,714

Insurance—1.0%
Willis Group Holdings PLC, 4.13%, 03/15/16	1,000	1,033,385

Mining—0.7%
Gold Fields Orogen Holding BVI Ltd., 144A, 4.88%, 10/07/20	750	727,500

Oil & gas—1.9%
Shell International Finance BV, FRN, 0.60%, 06/22/12	2,000	2,007,362

Total foreign corporate bonds (cost $7,242,434)		7,362,893

U.S. Treasuries—19.1%
U.S. Treasury Note, 0.75%, 08/15/13	2,250	2,266,699
U.S. Treasury Note, 1.25%, 08/31/15	4,250	4,297,812
U.S. Treasury Note, 2.13%, 05/31/15	4,250	4,452,215
U.S. Treasury Note, 2.00%, 04/30/16	4,250	4,395,435
U.S. Treasury Note, 2.38%, 07/31/17	2,250	2,331,563
U.S. Treasury Note, 4.75%, 08/15/17	1,750	2,054,747

Total U.S. Treasuries (cost $19,234,459)		19,798,471

Mortgage-backed obligations—15.6%

Domestic—6.8%
Commercial mortgage-backed obligations—3.7%
Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C5, Class A3, FRN, 5.10%, 08/15/38	469	482,235
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2002-C3, Class A2, 4.99%, 07/12/35	479	496,205
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-PM1A, Class A4, FRN, 5.33%, 08/12/40	230	243,569
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A5, 6.13%, 12/15/30	25	24,875
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A2, FRN, 4.06%, 09/15/27	19	18,626
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A3, FRN, 6.72%, 11/15/26	223	243,914
Morgan Stanley Capital I, 144A, Series 2011-C1, Class A2, 3.88%, 09/15/47	1,000	1,041,757
Morgan Stanley Capital I, Series 2003-T11, Class A4, 5.15%, 06/13/41	385	406,988
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A3, 4.44%, 11/15/34	339	342,173
Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A3, FRN, 4.96%, 08/15/35	516	515,688

Federal Agency Mortgage-backed Obligations—3.1%
Fannie Mae, REMICs, Series 2006-B1, Class AB, 6.00%, 06/25/16	164	165,484
Fannie Mae, REMICs, Series 2006-63, Class AB, 6.50%, 10/25/33	48	48,179
Fannie Mae, REMICs, Series 2007-11, Class AB, 5.69%, 01/25/32	330	346,918
Fannie Mae, REMICs, Series 2007-118, Class AB, 5.00%, 04/25/35	506	532,719
Freddie Mac, REMICs, Series 2628, Class AB, 4.50%, 06/15/18	249	266,828
Freddie Mac, REMICs, Series 2885, Class LC, 4.50%, 04/15/34	442	473,566
Freddie Mac, REMICs, Series 3114, Class GC, 5.00%, 01/15/34	210	219,025
Freddie Mac, REMICs, Series 3456, Class CG, 5.00%, 01/15/35	377	395,812
Freddie Mac, REMICs, Series R005, Class AB, 5.50%, 12/15/18	81	83,787
Freddie Mac, REMICs, Series R006, Class AK, 5.75%, 12/15/18	191	197,763
Ginnie Mae, REMICs, Series 2004-86, Class PK, 4.00%, 09/20/34	492	518,038

Total domestic mortgage-backed obligations (cost $6,989,837)		7,064,149

Foreign—8.8%
Covered bonds—8.8%
Bank of Montreal, 144A, 2.63%, 01/25/16	1,000	1,031,057
Bank of Nova Scotia, 144A, 2.15%, 08/03/16	1,000	1,007,199
Credit Suisse AG/Guernsey, 144A, 2.60%, 05/27/16	1,000	1,010,262
DnB NOR Boligkreditt, 144A, 2.10%, 10/14/15	1,000	1,004,668
Nordea Eiendomskreditt AS, 144A, 1.88%, 04/07/14	1,000	1,017,749

Mortgage-backed obligations—15.6%
Covered bonds—8.8% (cont'd)
Sparebank 1 Boligkreditt AS, 144A, 2.63%, 05/27/16	1,000	1,015,270
Stadshypotek AB, 144A, 1.45%, 09/30/13	1,000	1,007,783
Swedbank Hypotek AB, 144A, 2.95%, 03/28/16	1,000	1,031,583
The Toronto-Dominion Bank, 144A, 2.20%, 07/29/15	1,000	1,023,772

Total foreign mortgage-backed obligations (cost $9,001,438)		9,149,343

U.S. Government agency securities—6.5%
Fixed rate U.S. Government agency securities—3.5%
Private Export Funding Corporation, 2.25%, 12/15/17	1,000	999,997
Tennessee Valley Authority, 5.50%, 07/18/17	2,250	2,668,293

Government-backed corporate bonds—3.0%
John Deere Capital Corporation, FDIC, 2.88%, 06/19/12	3,000	3,068,352

Total U.S. Government agency securities (cost $6,668,629)		6,736,642

Foreign government securities—4.1%
Egypt Government AID Bonds, 4.45%, 09/15/15	2,000	2,247,440
Landwirtschaftliche Rentenbank, 144A, FRN, 0.38%, 01/28/14	500	499,450
Province of Ontario, Canada, 3.00%, 07/16/18	1,500	1,525,378

Total foreign government securities (cost $4,245,024)		4,272,268

Supranational banks—4.0%
European Investment Bank, 2.25%, 03/15/16	1,000	1,031,606
Inter-American Development Bank, 2.25%, 07/15/15	1,000	1,037,262
International Bank for Reconstruction & Development, 2.38%, 05/26/15	1,000	1,046,428
Nordic Investment Bank, 2.50%, 07/15/15	1,000	1,047,997

Total supranational banks (cost $4,007,795)		4,163,293

Total investment portfolio (cost $99,226,851) 97.7%		101,328,873

Other assets in excess of liabilities 2.3%		2,386,425

Total net assets 100.0%		$103,715,298

144A—144A securities are issued pursuant to Rule 144A of the Securities Act of 1933. Most of these are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and all may be resold as transactions exempt from registration to qualified institutional buyers. At July 31, 2011, these securities aggregated $14,270,437 or 13.8% of the net assets of the Fund.

FDIC—Federal Deposit Insurance Corporation
FRN—Floating rate notes reset their interest rates on a semiannual or quarterly basis
REMIC—Real estate mortgage investment conduit

Standard & Poor's bond ratings

Bond rating	Percent of net assets
AAA	42.0%
AA	13.7%
A	20.7%
BBB	15.4%
Not rated	5.9%

      |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 07.31.2011

EAGLE LARGE CAP CORE FUND
Common stocks—92.1%	Shares	Value
Aerospace/defense—3.3%
The Boeing Company	5,345	$376,662
United Technologies Corporation	5,610	464,732

Banks—4.8%
JPMorgan Chase & Company	19,540	790,393
Wells Fargo & Company	15,270	426,644

Beverages—4.0%
PepsiCo, Inc.	7,200	461,088
The Coca-Cola Company	8,045	547,141

Computers—8.6%
Apple, Inc.*	3,106	1,212,831
EMC Corporation*	36,590	954,267

Diversified financial services—5.1%
CME Group, Inc.	2,275	657,907
Invesco Ltd.	28,650	635,457

Electric—1.8%
Dominion Resources, Inc.	9,405	455,672

Healthcare products—5.9%
Johnson & Johnson	7,540	488,517
St. Jude Medical, Inc.	10,990	511,035
Zimmer Holdings, Inc.*	8,240	494,565

Healthcare services—3.3%
UnitedHealth Group, Inc.	16,915	839,492

Insurance—2.0%
MetLife, Inc.	12,190	502,350

Internet—3.9%
Google, Inc., Class A*	1,619	977,374

Media—3.1%
The Walt Disney Company	20,270	782,827

Miscellaneous manufacturer—2.3%
Tyco International Ltd.	13,186	584,008

Oil & gas—11.4%
Apache Corporation	4,445	549,935
Chevron Corporation	5,860	609,557
ConocoPhillips	7,885	567,641
Exxon Mobil Corporation	11,550	921,575
Valero Energy Corporation	9,995	251,074

Oil & gas services—3.0%
Schlumberger Ltd.	8,515	769,501

Pharmaceuticals—3.3%
Pfizer, Inc.	43,410	835,208

Retail—9.5%
Bed Bath & Beyond, Inc.*	11,245	657,720
Lowe’s Companies, Inc.	36,510	787,886
Staples, Inc.	31,480	505,569
Wal-Mart Stores, Inc.	8,635	455,151

Software—9.9%
Activision Blizzard, Inc.	52,075	616,568
Adobe Systems, Inc.*	20,810	576,853
Microsoft Corporation	18,545	508,133
Oracle Corporation	25,915	792,481

Telecommunications—4.1%
Cisco Systems, Inc.	12,020	191,959
QUALCOMM, Inc.	7,300	399,894
Sprint Nextel Corporation*	105,645	446,878

Transportation—2.8%
Union Pacific Corporation	6,925	709,674

Common stocks—92.1%
Total common stocks (cost $20,436,958)		23,316,219

Investment companies—3.1%
Materials Select Sector SPDR ETF	20,935	795,321

Total investment companies (cost $732,991)		795,321

Total investment portfolio (cost $21,169,949) 95.2%		24,111,540

Other assets in excess of liabilities 4.8%		1,217,831

Net assets 100.0%		$25,329,371

*	Non-income producing security

ETF—Exchange-traded fund
SPDR—Standard & Poor's depositary receipt

Sector allocation

Sector	Percent of net assets
Technology	18.4%
Consumer, non-cyclical	16.5%
Energy	14.4%
Financial	11.9%
Communications	11.2%
Consumer, cyclical	9.5%
Industrial	8.4%
Funds	3.1%
Utilities	1.8%

The accompanying notes are an integral part of the Investment Portfolios.      |

Investment Portfolios
(UNAUDITED) | 07.31.2011

EAGLE MID CAP GROWTH FUND

Common stocks—95.1%	Shares	Value
Aerospace/defense—2.5%
BE Aerospace, Inc.*	97,277	$3,871,625
Triumph Group, Inc.	112,741	6,069,975

Apparel—2.8%
Coach, Inc.	75,230	4,856,849
Deckers Outdoor Corporation*	60,055	5,960,459

Auto manufacturers—1.8%
Navistar International Corporation*	140,130	7,190,070

Auto parts & equipment—0.9%
WABCO Holdings, Inc.*	54,310	3,424,246

Biotechnology—1.3%
Illumina, Inc.*	48,965	3,057,864
Regeneron Pharmaceuticals, Inc.*	36,425	1,932,711

Chemicals—2.6%
CF Industries Holdings, Inc.	29,490	4,580,387
Huntsman Corporation	301,991	5,768,028

Coal—2.4%
Walter Energy, Inc.	76,120	9,330,028

Commercial services—1.6%
Sotheby's	150,730	6,383,416

Computers—1.2%
Fusion-io, Inc.*	60,831	1,801,206
Riverbed Technology, Inc.*	102,775	2,942,448

Cosmetics/personal care—0.8%
Avon Products, Inc.	123,645	3,243,208

Distribution/wholesale—1.2%
WESCO International, Inc.*	92,684	4,698,152

Diversified financial services—3.0%
Ameriprise Financial, Inc.	69,705	3,771,040
Legg Mason, Inc.	100,755	2,964,212
TD Ameritrade Holding Corporation	265,271	4,870,376

Electrical components & equipment—1.2%
GrafTech International Ltd.*	238,955	4,602,273

Electronics—1.8%
Gentex Corporation	254,571	7,214,542

Engineering & construction—1.9%
Chicago Bridge & Iron Company NV	184,286	7,601,798

Entertainment—1.5%
Bally Technologies, Inc.*	148,314	5,848,021

Environmental control—1.3%
Waste Connections, Inc.	157,530	5,078,767

Healthcare products—3.1%
Hill-Rom Holdings, Inc.	94,705	3,531,549
Intuitive Surgical, Inc.*	9,385	3,759,162
Patterson Companies, Inc.	162,315	5,005,795

Home furnishings—0.9%
Harman International Industries, Inc.	84,465	3,513,744

Household products/wares—1.2%
Church & Dwight Company, Inc.	121,730	4,910,588

Internet—5.1%
Akamai Technologies, Inc.*	132,310	3,204,548
Expedia, Inc.	143,230	4,538,959
F5 Networks, Inc.*	33,925	3,171,309
Pandora Media, Inc.*	34,986	527,939
priceline.com, Inc.*	8,655	4,653,361

Common stocks—95.1%
Internet—5.1% (cont'd)
TIBCO Software, Inc.*	143,645	3,740,516

Leisure time—0.7%
Royal Caribbean Cruises Ltd.*	83,955	2,570,702

Lodging—2.6%
Starwood Hotels & Resorts Worldwide, Inc.	90,090	4,951,346
Wynn Resorts Ltd.	34,623	5,320,863

Machinery-diversified—2.0%
AGCO Corporation*	70,255	3,331,492
Flowserve Corporation	44,970	4,469,119

Mining—3.9%
Freeport-McMoRan Copper & Gold, Inc.	105,060	5,563,978
Titanium Metals Corporation	545,885	9,711,294

Miscellaneous manufacturer—1.4%
SPX Corporation	74,250	5,586,570

Oil & gas—5.3%
Continental Resources, Inc.*	112,430	7,711,574
Denbury Resources, Inc.*	157,550	3,043,866
Pioneer Natural Resources Company	63,660	5,919,743
Whiting Petroleum Corporation*	69,665	4,082,369

Oil & gas services—3.4%
Dresser-Rand Group, Inc.*	105,580	5,640,084
Dril-Quip, Inc.*	106,829	7,532,513

Pharmaceuticals—8.9%
AmerisourceBergen Corporation	187,190	7,171,249
Catalyst Health Solutions, Inc.*	29,495	1,932,807
Herbalife Ltd.	176,300	9,823,436
Mylan, Inc.*	339,545	7,734,835
SXC Health Solutions Corporation*	129,065	8,147,873

Real estate—1.5%
Jones Lang LaSalle, Inc.	69,302	5,898,986

Retail—6.0%
Bed Bath & Beyond, Inc.*	65,720	3,843,963
Chipotle Mexican Grill, Inc.*	13,445	4,363,978
Dollar Tree, Inc.*	84,395	5,589,481
GNC Holdings, Inc., Class A*	237,195	5,977,314
Sally Beauty Holdings, Inc.*	219,575	3,776,690

Semiconductors—4.1%
ARM Holdings PLC, Sponsored ADR	169,110	4,868,677
Lam Research Corporation*	46,375	1,895,810
Linear Technology Corporation	81,240	2,380,332
Rovi Corporation*	134,025	7,099,304

Software—10.8%
ANSYS, Inc.*	144,175	7,295,255
Autodesk, Inc.*	159,035	5,470,804
Cerner Corporation*	134,218	8,924,155
Citrix Systems, Inc.*	81,715	5,886,749
Concur Technologies, Inc.*	77,705	3,530,915
Informatica Corporation*	81,365	4,160,192
MSCI, Inc., Class A*	111,515	3,957,667
Red Hat, Inc.*	74,125	3,119,180

Telecommunications—2.6%
Polycom, Inc.*	134,141	3,625,831
SBA Communications Corporation, Class A*	174,965	6,678,414

Transportation—1.8%
Kansas City Southern*	116,435	6,910,417

Total common stocks (cost $314,351,340)		373,118,998

Common stocks—95.1%
Total investment portfolio (cost $314,351,340) 95.1%	$373,118,998

Other assets in excess of liabilities 4.9%	19,098,000

Net assets 100.0%	$392,216,998

*	Non-income producing security

ADR—American depository receipt

Sector allocation

Sector	Percent of net assets
Consumer, cyclical	18.4%
Consumer, non-cyclical	17.0%
Technology	16.2%
Industrial	13.8%
Energy	11.0%
Communications	7.6%
Basic materials	6.6%
Financial	4.5%

      |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 07.31.2011

EAGLE MID CAP STOCK FUND

Common stocks—99.7%	Shares	Value
Aerospace/defense—2.7%
BE Aerospace, Inc.*	810,846	$32,271,671

Apparel—0.6%
VF Corporation	58,864	6,875,315

Auto parts & equipment—3.0%
Lear Corporation	487,315	23,878,435
WABCO Holdings, Inc.*	187,800	11,840,790

Banks—2.5%
CIT Group, Inc.*	455,715	18,110,114
City National Corporation	233,974	12,559,724

Beverages—1.0%
Dr Pepper Snapple Group, Inc.	311,435	11,759,786

Biotechnology—3.1%
Bio-Rad Laboratories, Inc., Class A*	112,596	12,272,964
Illumina, Inc.*	209,922	13,109,629
Life Technologies Corporation*	277,661	12,503,075

Chemicals—4.4%
Airgas, Inc.	295,361	20,291,301
Albemarle Corporation	191,182	12,728,898
Solutia, Inc.*	954,070	20,455,261

Commercial services—5.3%
Sotheby's	367,485	15,562,990
The Western Union Company	967,867	18,786,298
Total System Services, Inc.	874,224	16,269,309
Towers Watson & Company, Class A	220,468	13,481,618

Computers—3.8%
SanDisk Corporation*	436,247	18,553,585
Synopsys, Inc.*	625,175	14,985,445
Teradata Corporation*	223,914	12,306,313

Distribution/wholesale—1.0%
WESCO International, Inc.*	237,671	12,047,543

Diversified financial services—6.9%
Ameriprise Financial, Inc.	257,478	13,929,560
Discover Financial Services	1,014,925	25,992,229
IntercontinentalExchange, Inc.*	133,640	16,477,812
Lazard Ltd., Class A	418,850	14,073,360
SLM Corporation	816,307	12,726,226

Electric—1.5%
ITC Holdings Corporation	253,220	17,791,237

Electrical components & equipment—1.2%
General Cable Corporation*	370,758	14,745,046

Electronics—1.0%
Amphenol Corporation, Class A	242,417	11,851,767

Engineering & construction—2.1%
Chicago Bridge & Iron Company NV	318,594	13,142,002
KBR, Inc.	353,738	12,610,760

Hand/machine tools—0.9%
Snap-on, Inc.	191,899	10,911,377

Healthcare products—2.1%
ResMed, Inc.*	389,871	11,809,193
St. Jude Medical, Inc.	283,691	13,191,632

Healthcare services—2.6%
Laboratory Corporation of America Holdings*	166,587	15,119,436
Mednax, Inc.*	243,010	16,563,562

Common stocks—99.7%
Housewares—1.0%
Newell Rubbermaid, Inc.	800,135	12,418,095

Insurance—5.5%
Allied World Assurance Company Holdings AG	521,249	28,382,008
Reinsurance Group of America, Inc.	305,415	17,778,207
Willis Group Holdings PLC	498,460	20,406,952

Internet—4.3%
Expedia, Inc.	518,975	16,446,318
F5 Networks, Inc.*	154,691	14,460,515
IAC/InterActive Corporation*	522,894	21,642,583

Lodging—1.4%
Wyndham Worldwide Corporation	498,472	17,242,146

Machinery-diversified—1.0%
AGCO Corporation*	258,484	12,257,311

Media—6.1%
DISH Network Corporation, Class A*	785,329	23,269,298
John Wiley & Sons, Inc., Class A	493,452	24,702,207
Liberty Media Corporation - Starz, Series A*	339,910	26,091,492

Miscellaneous manufacturer—2.5%
Eaton Corporation	389,880	18,694,746
Harsco Corporation	409,552	11,225,820

Oil & gas—3.9%
Cimarex Energy Company	149,095	13,138,251
Marathon Petroleum Corporation*	305,960	13,397,988
QEP Resources, Inc.	219,544	9,622,614
Whiting Petroleum Corporation*	190,940	11,189,084

Oil & gas services—4.0%
Dresser-Rand Group, Inc.*	275,705	14,728,161
Dril-Quip, Inc.*	187,295	13,206,170
Oil States International, Inc.*	250,379	20,205,585

Packaging & containers—2.8%
Crown Holdings, Inc.*	600,626	23,070,045
Rock-Tenn Company, Class A	185,136	11,378,459

Pharmaceuticals—4.3%
McKesson Corporation	306,079	24,829,128
Medicis Pharmaceutical Corporation, Class A	361,964	13,457,822
Mylan, Inc.*	576,490	13,132,442

Private equity—1.8%
Blackstone Group LP	1,318,223	21,895,684

Real estate—1.0%
Jones Lang LaSalle, Inc.	140,407	11,951,444

Retail—1.4%
CarMax, Inc.*	384,649	12,297,229
PetSmart, Inc.	107,765	4,636,050

Semiconductors—3.5%
Avago Technologies Ltd.	403,209	13,559,919
Lam Research Corporation*	429,920	17,575,130
Microchip Technology, Inc.	340,616	11,495,790

Software—3.6%
Check Point Software Technologies Ltd.*	461,477	26,604,149
Solera Holdings, Inc.	295,688	16,523,045

Telecommunications—3.6%
Crown Castle International Corporation*	556,588	24,155,919
Plantronics, Inc.	558,324	19,122,597

Common stocks—99.7%
Transportation—2.3%
JB Hunt Transport Services, Inc.	279,075	12,625,353
Tidewater, Inc.	271,615	14,759,559

Total common stocks (cost $1,129,162,901)		1,205,160,578

Total investment portfolio (cost $1,129,162,901) 99.7%		1,205,160,578

Other assets in excess of liabilities 0.3%		3,513,165

Net assets 100.0%		$1,208,673,743

*	Non-income producing security

Sector allocation

Sector	Percent of net assets
Consumer, non-cyclical	18.4%
Financial	17.7%
Industrial	16.5%
Communications	14.1%
Technology	10.8%
Consumer, cyclical	8.4%
Energy	7.9%
Basic materials	4.4%
Utilities	1.5%

The accompanying notes are an integral part of the Investment Portfolios.  |

Investment Portfolios
(UNAUDITED) | 07.31.2011

EAGLE SMALL CAP CORE VALUE FUND

Common stocks—97.3%	Shares	Value
Aerospace/defense—2.0%
HEICO Corporation, Class A	22,373	$827,801
Orbital Sciences Corporation*	46,237	800,825

Apparel—0.8%
Carter's, Inc.*	19,773	662,395

Banks—4.7%
Cardinal Financial Corporation	56,571	607,007
First Financial Bancorp	29,478	471,943
Oriental Financial Group, Inc.	65,247	810,368
PrivateBancorp, Inc.	75,113	885,582
Signature Bank*	6,411	379,275
Texas Capital Bancshares, Inc.*	22,996	628,481

Biotechnology—2.4%
Charles River Laboratories International, Inc.*	16,270	643,478
Cubist Pharmaceuticals, Inc.*	38,037	1,292,117

Chemicals—3.9%
Albemarle Corporation	20,530	1,366,887
Arch Chemicals, Inc.	14,620	688,894
Kraton Performance Polymers, Inc.*	15,819	571,066
Westlake Chemical Corporation	10,902	564,179

Coal—1.5%
Alpha Natural Resources, Inc.*	18,247	779,329
Arch Coal, Inc.	16,345	418,432

Commercial services—6.8%
Chemed Corporation	18,710	1,137,755
Cross Country Healthcare, Inc.*	41,047	283,635
Euronet Worldwide, Inc.*	44,709	767,206
FTI Consulting, Inc.*	20,210	733,421
Gartner, Inc.*	13,410	494,963
Net 1 UEPS Technologies, Inc.*	81,286	641,347
On Assignment, Inc.*	88,730	905,046
Parexel International Corporation*	28,269	580,363

Computers—2.4%
Electronics for Imaging, Inc.*	50,210	864,114
NCR Corporation*	52,255	1,042,487

Distribution/wholesale—1.3%
Ingram Micro, Inc., Class A*	44,860	832,153
School Specialty, Inc.*	21,186	254,656

Diversified financial services—4.8%
Cohen & Steers, Inc.	28,900	1,142,417
Investment Technology Group, Inc.*	50,340	612,638
MarketAxess Holdings, Inc.	41,866	1,093,959
SWS Group, Inc.	62,079	338,331
The NASDAQ OMX Group, Inc.*	28,590	688,161

Electric—2.0%
ALLETE, Inc.	40,534	1,631,493

Electrical components & equipment—1.0%
Belden, Inc.	22,730	837,600

Electronics—0.7%
FLIR Systems, Inc.	20,995	576,523

Engineering & construction—2.9%
Dycom Industries, Inc.*	65,388	1,114,212
URS Corporation*	29,398	1,200,320

Food—1.3%
Sara Lee Corporation	57,015	1,089,557

Common stocks—97.3%
Gas—1.7%
AGL Resources, Inc.	34,100	1,391,280

Healthcare products—2.0%
Merit Medical Systems, Inc.*	101,227	1,586,227

Healthcare services—4.2%
AMERIGROUP Corporation*	25,738	1,415,590
Amsurg Corporation*	46,105	1,172,450
Mednax, Inc.*	11,845	807,355

Household products/wares—0.9%
Jarden Corporation	23,697	734,370

Insurance—3.7%
Allied World Assurance Company Holdings AG	8,910	485,150
American Equity Investment Life Holding Company	82,724	981,934
Assured Guaranty Ltd.	34,915	494,047
Platinum Underwriters Holdings Ltd.	11,210	385,064
Tower Group, Inc.	28,315	647,281

Internet—3.0%
1-800-Flowers.com, Inc., Class A*	134,310	404,273
DealerTrack Holdings, Inc.*	40,398	936,830
Equinix, Inc.*	10,421	1,088,682

Machinery-diversified—2.8%
AGCO Corporation*	13,890	658,664
Altra Holdings, Inc.*	27,623	614,336
IDEX Corporation	23,295	966,277

Media—1.3%
John Wiley & Sons, Inc., Class A	20,375	1,019,972

Metal fabricate/hardware—0.6%
Kaydon Corporation	12,800	456,320

Mining—2.5%
AuRico Gold, Inc.*	82,638	1,002,399
IAMGOLD Corporation	50,410	1,008,200

Miscellaneous manufacturer—4.9%
AptarGroup, Inc.	15,640	798,422
Barnes Group, Inc.	39,365	958,538
Harsco Corporation	45,290	1,241,399
Matthews International Corporation, Class A	26,255	950,168

Oil & gas—3.6%
Comstock Resources, Inc.*	22,270	710,413
Range Resources Corporation	11,365	740,543
Rosetta Resources, Inc.*	28,645	1,482,952

Oil & gas services—3.4%
Dresser-Rand Group, Inc.*	30,351	1,621,350
Oceaneering International, Inc.	25,902	1,118,966

Packaging & containers—0.5%
Silgan Holdings, Inc.	9,791	379,695

Pharmaceuticals—2.3%
Herbalife Ltd.	33,072	1,842,772

Real estate investment trusts—2.6%
BioMed Realty Trust, Inc.	27,095	531,604
Campus Crest Communities, Inc.	42,524	509,438
Government Properties Income Trust	24,483	605,465
Healthcare Realty Trust, Inc.	23,195	454,622

Retail—5.3%
AerCap Holdings NV*	41,288	508,668
AFC Enterprises, Inc.*	84,180	1,300,581

Common stocks—97.3%
Retail—5.3% (cont'd)
Nu Skin Enterprises, Inc., Class A	22,430	842,022
RadioShack Corporation	56,840	791,213
Stage Stores, Inc.	50,191	893,400

Savings & loans—3.6%
BankUnited, Inc.	47,375	1,180,111
Beneficial Mutual Bancorp, Inc.*	69,916	547,442
Berkshire Hills Bancorp, Inc.	29,914	655,715
People's United Financial, Inc.	42,635	540,612

Semiconductors—1.5%
Emulex Corporation*	50,711	428,508
Intersil Corporation, Class A	28,240	340,292
Rovi Corporation*	8,401	445,001

Software—4.8%
ACI Worldwide, Inc.*	25,599	925,660
Aspen Technology, Inc.*	106,142	1,645,201
Avid Technology, Inc.*	27,205	356,113
Bottomline Technologies, Inc.*	42,801	996,835

Telecommunications—2.8%
Alaska Communications Systems Group, Inc.	86,602	626,132
Cbeyond, Inc.*	42,918	481,969
NeuStar, Inc., Class A*	26,535	690,971
Neutral Tandem, Inc.*	29,995	459,823

Transportation—0.8%
Genesee & Wyoming, Inc., Class A*	11,055	608,467

Total common stocks (cost $52,304,744)		78,728,200

Investment companies—0.4%
Solar Capital Ltd.	15,145	348,941

Total investment companies (cost $352,641)		348,941

Total investment portfolio (cost $52,657,385) 97.7%		79,077,141

Other assets in excess of liabilities 2.3%		1,875,085

Net assets 100.0%		$80,952,226

*	Non-income producing security

Sector allocation

Sector	Percent of net assets
Consumer, non-cyclical	19.9%
Financial	19.8%
Industrial	16.0%
Technology	8.7%
Energy	8.5%
Consumer, cyclical	7.5%
Communications	7.2%
Basic materials	6.4%
Utilities	3.7%

  |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 07.31.2011

EAGLE SMALL CAP GROWTH FUND

Common stocks—95.9%	Shares	Value
Aerospace/defense—1.9%
Triumph Group, Inc.	454,102	$24,448,852

Airlines—0.6%
JetBlue Airways Corporation*	1,539,180	7,372,672

Apparel—3.1%
Deckers Outdoor Corporation*	204,380	20,284,715
Steven Madden Ltd.*	509,829	19,424,485

Auto parts & equipment—4.0%
Meritor, Inc.*	1,297,965	17,522,527
Tenneco, Inc.*	393,761	15,726,814
WABCO Holdings, Inc.*	281,440	17,744,792

Banks—0.5%
UMB Financial Corporation	139,375	5,784,062

Biotechnology—1.2%
Regeneron Pharmaceuticals, Inc.*	84,347	4,475,452
Seattle Genetics, Inc.*	616,201	10,493,903

Chemicals—4.7%
Huntsman Corporation	1,504,421	28,734,441
Intrepid Potash, Inc.*	357,840	11,898,180
Kraton Performance Polymers, Inc.*	349,459	12,615,470
Quaker Chemical Corporation	157,866	6,399,888

Coal—1.4%
Cloud Peak Energy, Inc.*	536,660	11,967,518
James River Coal Company*	331,537	6,285,942

Commercial services—7.4%
Acacia Research - Acacia Technologies*	348,720	14,967,062
FTI Consulting, Inc.*	338,985	12,301,766
Monster Worldwide, Inc.*	738,933	8,675,073
Parexel International Corporation*	406,785	8,351,296
Sotheby's	533,011	22,573,016
SuccessFactors, Inc.*	389,468	10,515,636
The Geo Group, Inc.*	805,245	16,749,096

Computers—3.3%
Fusion-io, Inc.*	209,030	6,189,378
Radiant Systems, Inc.*	887,721	25,024,855
Riverbed Technology, Inc.*	380,256	10,886,729

Diversified financial services—1.2%
Duff & Phelps Corporation, Class A	452,587	5,154,966
optionsXpress Holdings, Inc.	259,202	3,913,950
Stifel Financial Corporation*	164,510	6,244,800

Electrical components & equipment—1.3%
GrafTech International Ltd.*	844,310	16,261,411

Electronics—2.1%
Coherent, Inc.*	422,884	20,311,119
Cymer, Inc.*	141,745	6,241,032

Entertainment—2.8%
Bally Technologies, Inc.*	431,122	16,999,140
Pinnacle Entertainment, Inc.*	255,675	3,689,390
Shuffle Master, Inc.*	1,575,714	14,685,654

Environmental control—1.5%
Waste Connections, Inc.	609,560	19,652,214

Food—1.2%
The Fresh Market, Inc.*	434,685	15,444,358

Hand/machine tools—1.0%
Regal-Beloit Corporation	217,863	13,209,034

Healthcare products—4.1%
BIOLASE Technology, Inc.*	86,948	299,101
Bruker Corporation*	520,904	8,969,967
Sirona Dental Systems, Inc.*	394,731	19,965,494
Thoratec Corporation*	679,552	22,894,107

Healthcare services—2.2%
Centene Corporation*	603,207	19,791,222
ICON PLC, Sponsored ADR*	363,108	8,108,202

Home furnishings—2.6%
DTS, Inc.*	499,972	17,359,028
Universal Electronics, Inc.*	663,692	15,537,030

Internet—3.4%
BroadSoft, Inc.*	228,858	6,684,942
Pandora Media, Inc.*	107,514	1,622,386
Sapient Corporation*	1,336,162	18,599,375
TIBCO Software, Inc.*	620,239	16,151,024

Metal fabricate/hardware—1.1%
Northwest Pipe Company*	245,077	7,364,564
RTI International Metals, Inc.*	192,525	6,174,277

Mining—1.6%
Titanium Metals Corporation*	1,182,273	21,032,637

Oil & gas—0.8%
Brigham Exploration Company*	328,640	10,450,752

Oil & gas services—5.8%
Lufkin Industries, Inc.	556,807	45,368,634
OYO Geospace Corporation*	285,525	28,960,801

Pharmaceuticals—5.5%
BioMarin Pharmaceutical, Inc.*	365,283	11,407,788
Catalyst Health Solutions, Inc.*	251,860	16,504,386
Herbalife Ltd.	394,149	21,961,982
Impax Laboratories, Inc.*	326,983	6,925,500
Salix Pharmaceuticals Ltd.*	350,435	13,589,869

Real estate investment trusts—1.2%
Redwood Trust, Inc.	472,944	6,777,288
Two Harbors Investment Corporation	873,350	8,558,830

Retail—11.9%
BJ's Restaurants, Inc.*	614,635	28,500,625
Cash America International, Inc.	471,979	26,411,945
Chico's FAS, Inc.	1,133,358	17,102,372
Dunkin' Brands Group, Inc.*	10,000	289,300
Genesco, Inc.*	723,748	37,490,146
GNC Holdings, Inc., Class A*	725,040	18,271,008
Vitamin Shoppe, Inc.*	555,146	24,182,160

Semiconductors—3.6%
NetLogic Microsystems, Inc.*	385,429	13,316,572
Rovi Corporation*	162,105	8,586,702
Teradyne, Inc.*	907,460	12,241,635
Veeco Instruments, Inc.*	297,730	11,846,677

Software—8.5%
Allscripts Healthcare Solutions, Inc.*	504,255	9,152,228
ANSYS, Inc.*	318,218	16,101,831
Concur Technologies, Inc.*	141,760	6,441,574
Informatica Corporation*	414,037	21,169,712
MedAssets, Inc.*	742,836	9,411,732
Medidata Solutions, Inc.*	719,913	14,707,823
QLIK Technologies, Inc.*	560,358	16,984,451
Quality Systems, Inc.	165,759	15,143,742

Telecommunications—2.6%
EMS Technologies, Inc.*	562,649	$18,499,899
Plantronics, Inc.	415,261	14,222,689

Transportation—1.8%
Atlas Air Worldwide Holdings, Inc.*	176,900	9,267,791
Landstar System, Inc.	303,022	13,590,537
Total common stocks (cost $975,625,881)		1,223,213,025

Total investment portfolio (cost $975,625,881) 95.9%		1,223,213,025

Other assets in excess of liabilities 4.1%		52,260,040

Net assets 100.0%		$1,275,473,065

*	Non-income producing security

ADR—American depository receipt

Sector allocation

Sector	Percent of net assets

Consumer, cyclical	25.0%
Consumer, non-cyclical	21.6%
Technology	15.4%
Industrial	10.7%
Energy	8.1%
Basic materials	6.3%
Communications	5.9%
Financial	2.9%

The accompanying notes are an integral part of the Investment Portfolios.      |

Notes to Investment Portfolios
(UNAUDITED) | 07.31.2011

NOTE 1 | Organization and investment objective | The Eagle Series Trust (the “Trust”) is organized as a separate Massachusetts business trust. The Trust offers shares in the following seven series (each a “Fund” and collectively the “Funds”) and are advised by Eagle Asset Management, Inc. (“Eagle” or “Manager”). Each Fund is registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies.

●	The Eagle International Equity Fund (“International Equity Fund”) seeks capital appreciation principally through investment in a portfolio of international equity securities,

●	The Eagle Investment Grade Bond Fund (“Investment Grade Bond Fund”) seeks current income and preservation of capital,

●	The Eagle Large Cap Core Fund (“Large Cap Core Fund”) seeks long-term growth through capital appreciation,

●	The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,

●	The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund”) seeks long-term capital appreciation,

●	The Eagle Small Cap Core Value Fund (“Small Cap Core Value Fund”) seeks capital growth, and

●	The Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation.

The Eagle Family of Funds consists of the Trust, Eagle Capital Appreciation Fund and Eagle Growth & Income Fund (each a “Trust” and collectively the “Trusts”).  Members of the Boards of Trustees (“Boards”) for the Trusts may serve as Trustees for one or more of the Trusts.

Class offerings | Each Fund is authorized and currently offers Class A, Class C, Class I, Class R-3 and Class R-5 shares to qualified buyers. The Mid Cap Growth Fund, Mid Cap Stock Fund, Small Cap Core Value Fund, and Small Cap Growth Fund are authorized and currently offer Class R-6 shares to quailed buyers.

●
For all Funds except the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

●	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed within one year of purchase.

●	Class I, Class R-3, Class R-5, and Class R-6 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2 | Significant accounting policies
Use of estimates | The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities | The price of each Fund’s shares is based on the NAV per share of each class of a Fund. The Funds determine the NAV of their shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. Eastern time), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the NAV is calculated, the Manager is not required to recalculate the NAV.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

●	The quotation may be stale;

●	The quotation may be unreliable because the security is not traded frequently;

●	Trading on the security ceased before the close of the trading market;

●	The security is newly issued;

●	Issuer-specific events occurred after the security ceased trading; or

●	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

●	A merger or insolvency;

●	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

●	Market events, such as a significant movement in the U.S. market.

Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Boards. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Boards. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Boards. Pursuant to the Procedures, the Boards have delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee comprised of certain officers of the Trusts and other employees of the Manager (“Valuation Committee”). The composition of this Valuation Committee may change from time to time.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

●
Domestic exchange-traded equity securities | Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

●
Foreign equity securities | If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. The Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer-specific event has occurred that Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, the Fund will price the security at fair value. Eagle also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

●
Fixed income securities | Government, corporate, asset-backed bonds, municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

●
Short-term securities | The amortized cost method of security valuation is used by the Funds (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended) for short-term investments (investments that have a maturity date of 60 days or less). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates fair value.

●	Futures and options | Futures and options are valued on the basis of market quotations, if available.

●	Investment Companies | Investments in other companies are valued at their reported net asset value.

Fair value measurements | Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined below:

Level 1—Valuations based on quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2011.

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total
International Equity Fund
Foreign common stocks
Advertising	$99,920	$253,329	$353,249
Aerospace/defense	231,142	298,528	529,670
Apparel	—	250,594	250,594
Auto manufacturers	1,088,163	3,804,132	4,892,295
Auto parts & equipment	—	242,342	242,342
Banks	4,048,755	2,801,685	6,850,440
Beverages	594,115	922,561	1,516,676
Biotechnology	855,104	—	855,104
Building materials	35,222	1,328,100	1,363,322
Chemicals	1,047,950	835,091	1,883,041
Cosmetics/personal care	923,577	—	923,577
Distribution/wholesale	—	861,883	861,883
Electric	—	132,856	132,856
Electrical components & equipment	—	975,348	975,348
Engineering & construction	1,389,761	2,117,189	3,506,950
Food	780,827	1,084,214	1,865,041
Food service	—	311,456	311,456
Forest products & paper	—	107,613	107,613
Hand/machine tools	—	257,668	257,668
Healthcare products	833,508	1,677,136	2,510,644
Healthcare services	164,563	—	164,563
Holding companies, diversified	660,170	1,092,731	1,752,901
Household products/wares	—	343,852	343,852
Insurance	377,976	519,576	897,552
Internet	2,100,922	97,248	2,198,170
Lodging	—	813,574	813,574
Machinery, construction & mining	—	1,322,735	1,322,735
Machinery, diversified	—	606,207	606,207
Mining	3,206,973	3,258,625	6,465,598
Miscellaneous manufacturer	164,134	—	164,134
Office/business equipment	—	241,840	241,840
Oil & gas	1,245,021	4,234,388	5,479,409
Oil & gas services	—	961,615	961,615
Pharmaceuticals	1,738,058	724,882	2,462,940
Real estate	—	1,253,279	1,253,279
Retail	$767,668	$2,686,894	$3,454,562
Semiconductors	257,022	95,533	352,555
Telecommunications	1,399,675	1,373,754	2,773,429
Transportation	—	149,749	149,749
Foreign preferred stocks
Auto Manufacturers	—	835,643	835,643
Household products/wares	173,097	—	173,097
Investment companies
Commodity Fund	163,162	—	163,162
Equity Fund	312,316	—	312,316
Other financial instruments (appreciation) (b)	38,620	—	38,620
Other financial instruments (depreciation) (b)	(49,425)	—	(49,425)
Total investment portfolio	$24,647,996	$38,873,850	$63,521,846

Investment Grade Bond Fund
Domestic corporate bonds (a)	$—	$42,781,814	$42,781,814
Foreign corporate bonds (a)	—	7,362,893	7,362,893
U.S. Treasuries	—	19,798,471	19,798,471
Domestic mortgage-backed obligations (a)	—	7,064,149	7,064,149
Foreign mortgage-backed obligations (a)	—	9,149,343	9,149,343
U.S. Government Agency securities (a)	—	6,736,642	6,736,642
Foreign government securities	—	4,272,268	4,272,268
Supranational banks	—	4,163,293	4,163,293
Total investment portfolio	$—	$101,328,873	$101,328,873

Large Cap Core Fund
Domestic common stocks (a)	$23,316,219	$—	$23,316,219
Investment companies (a)	795,321	—	795,321
Total investment portfolio	$24,111,540	$—	$24,111,540

Mid Cap Growth Fund
Domestic common stocks (a)	$373,118,998	$—	$373,118,998
Total investment portfolio	$373,118,998	$—	$373,118,998

Mid Cap Stock Fund
Domestic common stocks (a)	$1,205,160,578	$—	$1,205,160,578
Total investment portfolio	$1,205,160,578	$—	$1,205,160,578

Small Cap Core Value Fund
Domestic common stocks (a)	$78,728,200	$—	$78,728,200
Investment companies (a)	348,941	—	348,941
Total investment portfolio	$79,077,141	$—	$79,077,141

Small Cap Growth Fund
Domestic common stocks (a)	$1,223,213,025	$—	$1,223,213,025
Total investment portfolio	$1,223,213,025	$—	$1,223,213,025

(a)	Please see the investment portfolio for detail by industry.
(b)	Other financial instruments include foreign forward currency contracts which are valued at the unrealized appreciation/(depreciation) of the instrument.

As of July 31, 2011, none of the Funds had any investments classified as Level 3, and there were no significant transfers in and out of levels 1, 2, or 3.

Derivative instruments | Authoritative guidance over derivatives requires qualitative disclosures about the objectives and strategies for using derivative instruments, quantitative disclosures about the fair value of, and gains and losses on, derivative instruments, as well as disclosures about credit-riskrelated contingent features in derivative agreements.

During the period ended July 31, 2011, the International Equity Fund engaged in limited derivative activity. The contract amounts in the Investment Portfolio are representative of typical volumes.

Fair values of derivative instruments for the International Equity Fund as of July 31, 2011 are as follows:

Type of derivative	Balance sheet location	Value

Assets
Forward foreign currency contracts	Unrealized gain on forward currency contracts	$38,620

Liabilities
Forward foreign currency contracts	Unrealized loss on forward currency contracts	$(49,425)

The effect of derivative instruments on the International Equity Fund’s Statement of Operations for the period ended July 31, 2011 is as follows:

Type of derivative	Forward foreign currency contracts

Location of gain (loss) on derivatives recognized in income	Net realized gain (loss) on foreign currency transactions/Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies

Realized gain (loss) on derivatives recognized in income	$(333,950)

Change in unrealized appreciation (depreciation) on derivatives recognized in income	$145,737

During the period ended July 31, 2011, no other Fund engaged in derivative activity.

Foreign currency transactions | The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. Each Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes. Net realized gain (loss) from foreign currency transactions also includes the effect of any Brazilian IOF tax.

Forward foreign currency contracts | Each of the Funds, except the Small Cap Growth Fund, is authorized to enter into forward foreign currency contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency contracts are translated to U.S. dollars using forward exchange rates provided by a pricing service as of the close of the NYSE each valuation day and the unrealized gain or loss is included in the Statement of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts.

Real estate investment trusts (“REITs”) | There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts.

Repurchase agreements | Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, each Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.  At July 31, 2011, none of the Funds held a repurchase agreement.

Revenue recognition | Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Expenses | Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Boards. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class. Other expenses of each Fund are allocated to each class of shares based upon its relative percentage of net assets.

Class allocations | Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains | In each Fund, except the Investment Grade Bond Fund, distributions of net investment income are made annually. Distributions of net investment income in the Investment Grade Bond Fund are made monthly. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other | In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

NOTE 3 | Federal income taxes and distributions | Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since the Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character; these adjustments have no effect on net assets or NAV per share. Financial reporting records are not adjusted for temporary differences.

As of July 31, 2011, the identified cost of investments in securities owned by each Fund for federal income tax purposes were as follows:

Identified cost
International Equity Fund	$50,817,546
Investment Grade Bond Fund	99,235,329
Large Cap Core Fund	22,460,340
Mid Cap Growth Fund	316,322,062
Mid Cap Stock Fund	1,152,022,256
Small Cap Core Value Fund	52,734,713
Small Cap Growth Fund	980,396,905

As of July 31, 2011, the net unrealized appreciation (depreciation) of investments in securities owned by each Fund were as follows:

	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
International Equity Fund	$14,264,423	$(1,549,318)	$12,715,105
Investment Grade Bond Fund	2,161,285	(67,741)	2,093,544
Large Cap Core Fund	2,014,353	(363,153)	1,651,200
Mid Cap Growth Fund	68,369,234	(11,572,298)	56,796,936
Mid Cap Stock Fund	94,860,162	(41,721,840)	53,138,322
Small Cap Core Value Fund	28,404,953	(2,062,525)	26,342,428
Small Cap Growth Fund	271,111,069	(28,294,949)	242,816,120

NOTE 4 | Subsequent events | The Manager has evaluated subsequent events through September 21, 2011, the date these Investment Portfolios were issued, and determined that no material events or transactions would require recognition or disclosure in the Funds’ Investment Portfolios.

On August 5, 2011, Standard & Poor’s downgraded the United States’ long-term debt rating from AAA to AA+.  As of July 31, 2011 the Investment Grade Bond Fund held government-sponsored securities such as U.S. Treasuries, FNMA REMICs, and FHLMC REMICs.  The portfolio manager continues to hold these types of securities. None of the other Funds in the Trust held any United States long-term debt.

Effective August 15, 2011, Eagle Family of Funds began offering R-6 shares in the Mid Cap Growth Fund, Mid Cap Stock Fund, Small Cap Core Value Fund and the Small Cap Growth Fund.  Class R-6 shares are sold without a front-end sales charge or a CDSC to qualified buyers.

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Eagle Series Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE SERIES TRUST
Date:           September 19, 2011

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EAGLE SERIES TRUST
Date:           September 19, 2011
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date:           September 19, 2011

/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer